Schedule of Related Party Transactions (Details)	Mar. 02, 2020 shares
Michael N. Taglich [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Beneficially owns more than 5% of the common stock of Intellinetics.
Number of Shares Purchased	148,750
Date of Transaction	Mar. 02, 2020
Robert F. Taglich [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Beneficially owns more than 5% of the Common Stock of Intellinetics.
Number of Shares Purchased	118,750
Date of Transaction	Mar. 02, 2020
Robert C. Schroeder [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Former Director and Former Chairman of the Board of Intellinetics
Number of Shares Purchased	5,000
Date of Transaction	Mar. 02, 2020
James F. DeSocio [Member]
Related Party Transaction [Line Items]
Relationship to the Company	President and Chief Executive Officer; Director of Intellinetics
Number of Shares Purchased	7,500
Date of Transaction	Mar. 02, 2020
Joseph D. Spain [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Chief Financial Officer of Intellinetics
Number of Shares Purchased	2,000
Date of Transaction	Mar. 02, 2020